GENERAL (Tables)	12 Months Ended
Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Schedule of gain associated with sale, presented in the results of discontinued operations

Gross purchase price	$35,000
Provision	(4,049)
Net assets sold	(14,621)
Realized foreign currency translation adjustments	(1,442)

Total net gain on divestiture of the Integrated Solutions Division	$14,888

Schedule of carrying value of the net assets sold

Cash and cash equivalents	$2,008
Restricted cash and deposits	371
Trade receivables and Unbilled accounts receivable	11,323
Other accounts receivable and prepaid expenses	3,140
Inventories	7,120
Deferred tax assets	2,083
Operating lease right-of-use assets, net of operating lease liabilities	46
Other long-term assets	42
Property and equipment, net	3,926
Goodwill and intangible assets, net	302
Trade payables	(4,156)
Customer advances	(3,420)
Other accounts payable and accrued expenses and deferred revenues	(8,123)
Severance pay, net	(41)

Total net assets sold	$14,621

Schedule of results of the discontinued operations
The following table presents the carrying amounts of assets and liabilities of discontinued operations for the Integrated Solutions segment that were classified as discontinued operations:

December 31,
2020
ASSETS

CURRENT ASSETS:
Cash and cash equivalents	$2,562
Restricted cash and deposits	252
Trade receivables, net	13,640
Unbilled accounts receivable	11,744
Other accounts receivable and prepaid expenses	4,191
Inventories	6,691

Total current assets of discontinued operations	39,080

LONG-TERM ASSETS:
Long-term deposits and long-term other accounts receivables	114
Severance pay fund	1,864
Deferred tax assets	2,118
Operating lease right-of-use assets	1,986
Property and equipment, net	4,055
Intangible assets, net	56
Goodwill	279

Total long-term assets of discontinued operations	$10,472

CURRENT LIABILITIES:
Trade payables	$6,187
Customer advances	4,043
Deferred revenues	124
Other accounts payable and accrued expenses	10,176
Short-term operating lease liabilities	594

Total current liabilities of discontinued operations	21,124

LONG-TERM LIABILITIES:
Deferred revenues	50
Accrued severance pay	2,045
Long-term operating lease liabilities	1,319
Other long-term liabilities	10

Total long-term liabilities of discontinued operations	3,424

Total net assets (liabilities) of discontinued operation	$25,004

The following table presents the results of the discontinued operations for the years ended December 31, 2021, 2020 and 2019, are presented below:

	Year ended December 31,
	2021	2020	2019

Revenues	$17,177	$48,113	$51,692
Cost of revenues	14,906	35,783	34,633

Gross profit	2,271	12,330	17,059

Operating expenses:
Research and development, net	828	1,688	1,285
Selling and marketing	2,223	5,274	6,613
General and administrative	3,814	3,238	3,713

Total operating expenses	6,865	10,200	11,611

Operating income (loss)	(4,594)	2,130	5,448
Financial expenses, net	(76)	(463)	(534)

Income (loss) before income taxes	(4,670)	1,667	4,914
Taxes on income	1,611	1,231	1,236

Income (loss) after income taxes	(6,281)	436	3,678
Capital gain from discontinued operation	14,888	-	-

Net income from discontinued operation	$8,607	$436	$3,678

The following table presents cash flows for discontinued operations:

	Year ended December 31,
	2021	2020	2019

Net cash provided by (used in) discontinued operating activities	$1,392	$963	$(5,091)
Net cash provided by (used in) discontinued investing activities	$32,447	$(461)	$2,405